Operating segment information (Policies)	12 Months Ended
Dec. 31, 2025
Operating Segment Information
Operating segment information

The operating segments are determined in a manner consistent with the internal reports of the decision maker, that is, the Company's Management, composed of the Board of Directors and Executive Board, in relation to strategic decision-making, allocation of resources and performance evaluation.

The Company determined that it has a single operating segment, which is the provision of sanitation services.

The accounting policies used to determine segment information are the same as those used to prepare the financial statements.

The measurement of profit or loss by segment is the operating income before other operating expenses, net and equity valuation adjustment, which excludes revenue and construction costs.

The Company's Management analyzes the information on assets and liabilities on a consolidated basis. Consequently, information on assets and liabilities is not disclosed in a segregated manner.

Substantially, all non-current assets and revenues generated by customers are located in the State of São Paulo. Consequently, no financial information is disclosed by geographic area.